COMBINED AND CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares		Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 9,219,847		$ 1,324,348	¥ 4,447,018		¥ 788,144
Operating costs and expenses:
Origination and servicing (including costs charged by related parties of RMB 9,877, RMB 59,027 and RMB 47,203 for the years ended December 31, 2017, 2018 and 2019, respectively)	1,083,372		155,617	666,067		121,821
Funding costs	344,999		49,556	71,617		14,437
Sales and marketing (including expenses charged by related parties of RMB 54,955, RMB 66,345 and RMB 57,319 for the years ended December 31, 2017, 2018 and 2019, respectively)	2,851,519		409,595	1,321,950		345,576
General and administrative (including expenses charged by related parties of RMB 17,512, RMB 32,509 and RMB 24,540 for the years ended December 31, 2017, 2018 and 2019, respectively)	428,189		61,505	560,702		45,852
Provision for loans receivable	486,991		69,952	44,474		12,406
Provision for financial assets receivable (including provision generated from related parties of RMB nil, RMB 5,912 and RMB 15,236 for the years ended December 31, 2017, 2018 and 2019, respectively)	166,176		23,870	53,989		16,273
Provision for accounts receivable and contract assets (including provision charged by related parties of RMB nil, RMB 12,138 and RMB 35,276 for the years ended December 31, 2017, 2018 and 2019, respectively)	230,280		33,078	83,707		21,180
Expense on guarantee liabilities (including provision charged by related parties of RMB 67,587 for the year ended December 31, 2019)	734,730		105,537
Total operating costs and expenses	6,326,256		908,710	2,802,506		577,545
Income from operations	2,893,591		415,638	1,644,512		210,599
Interest income (expense), net	(41,707)		(5,991)	10,026		2,422
Foreign exchange loss	(24,875)		(3,573)	(2,563)
Other income, net	140,278		20,150	7,696		22
Income before income tax expense	2,967,287		426,224	1,659,671		213,043
Income tax expense	(465,983)		(66,934)	(466,360)		(48,178)
Net (loss) income	2,501,304		359,290	1,193,311		164,865
Net loss attributable to non-controlling interests	291		42
Deemed dividend | ¥				(3,097,733)
Net (loss) income attributable to ordinary shareholders of the Company	¥ 2,501,595		$ 359,332	¥ (1,904,422)		¥ 164,865
Net (loss) income per ordinary share attributable to ordinary shareholders of 360 Finance, Inc.
Basic (in CNY per share) | (per share)	¥ 8.66		$ 1.24	¥ (9.39)		¥ 0.83
Diluted (in CNY per share) | (per share)	¥ 8.31		$ 1.19	¥ (9.39)		¥ 0.83
Weighted average shares used in calculating net (loss) income per ordinary share
Basic (in shares)	288,827,604		288,827,604	202,751,277		198,347,168
Diluted (in shares)	300,938,470		300,938,470	202,751,277		198,347,168
ADS
Net (loss) income per ordinary share attributable to ordinary shareholders of 360 Finance, Inc.
Basic (in CNY per share) | (per share)	¥ 17.32		$ 2.48	¥ (18.78)		¥ 1.66
Diluted (in CNY per share) | (per share)	¥ 16.62		$ 2.38	¥ (18.78)		¥ 1.66
Credit driven services
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 8,013,391	[1]	$ 1,151,052	¥ 4,170,271	[1]	¥ 703,747	[1]
Loan facilitation and servicing fees-capital heavy
Revenue, net of value-added tax and related surcharges:
Total net revenue	6,273,131		901,079	3,807,242		647,350
Financing income
Revenue, net of value-added tax and related surcharges:
Total net revenue	1,309,616		188,115	267,844		50,966
Releasing of guarantee liabilities
Revenue, net of value-added tax and related surcharges:
Total net revenue	285,407		40,996	25,169		331
Other services fees
Revenue, net of value-added tax and related surcharges:
Total net revenue	145,237		20,862	70,016		5,100
Platform services
Revenue, net of value-added tax and related surcharges:
Total net revenue	1,206,456		173,296	276,747	[1]	84,397	[1]
Loan facilitation and servicing fees-capital light
Revenue, net of value-added tax and related surcharges:
Total net revenue	814,581		117,007	58,348
Referral services fees
Revenue, net of value-added tax and related surcharges:
Total net revenue	375,551		53,945	211,087		¥ 84,397
Other services fees
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 16,324		$ 2,344	¥ 7,312

[1]	Starting from 2019, the Group reports revenue streams in two categories—Credit driven services and Platform services, to provide more relevant information. The Group also revised the comparative period presentation to conform to current period classification (Note 2 revenue recognition).